RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
General and administrative expense	$ 1,383,771	$ 756,297	$ 2,515,954	$ 1,050,518	$ 183,044	$ 3,783,941	$ 946,613
Company owes to related party	$ 27,637		$ 27,637			$ 27,637	$ 70,386
Chairman [Member]
Additional stock purchased	333,333		333,333
Financial Consultant [Member]
General and administrative expense			$ 24,000	$ 24,000